Annual Total Returns	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Annual Return [Percent]	5.06%	1.59%	0.01%	0.35%	2.10%	1.74%	0.78%	0.24%	0.02%	none
Hamilton Shares Prospectus | Hamilton Shares
Prospectus [Line Items]
Annual Return [Percent]	4.95%	1.44%	0.01%	0.36%	2.03%	1.74%	0.73%	0.14%	none	none
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.11%	1.63%	0.01%	0.40%	2.15%	1.79%	0.83%	0.29%	0.07%	0.03%
Institutional Shares Prospectus | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	5.00%	1.48%	0.01%	0.39%	2.08%	1.79%	0.78%